Note 9 - Other Disclosures - Other Related Party Transactions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Total expenses	€ 0	€ 108	€ 0
Marketing Activities [Member]
Statement Line Items [Line Items]
Total expenses	0	107	0
Employee events [member]
Statement Line Items [Line Items]
Total expenses	€ 0	€ 1	€ 0